Goodwill (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill impairment	$ 0	$ 0	$ 2,000,000